American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
August 31, 2026

Global Small Cap Fund - Schedule of Investments
AUGUST 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.6%
Argentina — 0.5%
Arcos Dorados Holdings, Inc., Class A	36,957	292,699
Australia — 1.8%
Genesis Minerals Ltd.(1)(2)	96,605	568,152
Iluka Resources Ltd.	42,377	207,658
Lynas Rare Earths Ltd.(1)	15,178	171,078
Ventia Services Group Ltd.	38,945	151,868
		1,098,756
Belgium — 1.0%
KBC Ancora	5,754	622,743
Brazil — 0.5%
Multiplan Empreendimentos Imobiliarios SA	52,300	281,710
Canada — 7.5%
5N Plus, Inc.(1)	3,085	56,761
Aritzia, Inc.(1)	10,101	962,545
Chartwell Retirement Residences	28,396	422,472
Descartes Systems Group, Inc.(1)	4,325	348,041
Finning International, Inc.	9,265	607,862
Groupe Dynamite, Inc.(2)	7,945	362,697
MDA Space Ltd.(1)(2)	18,113	523,152
OceanaGold Corp.	7,457	219,360
Parex Resources, Inc.	16,117	331,655
Torex Gold Resources, Inc.	6,889	336,758
Trekor Metals Ltd.(1)	43,591	394,063
		4,565,366
Denmark — 2.3%
AL Sydbank	6,152	649,160
ALK-Abello AS	9,157	296,702
ISS AS	9,708	434,559
		1,380,421
France — 1.2%
Gaztransport Et Technigaz SA	2,967	725,005
Germany — 4.0%
Deutz AG	43,204	637,162
flatexDEGIRO SE	14,293	634,694
Nordex SE(1)	11,535	506,472
Salzgitter AG	8,010	527,906
Scout24 SE	1,690	156,226
		2,462,460
India — 1.0%
Nippon Life India Asset Management Ltd.	50,642	622,518
Italy — 1.4%
BPER Banca SpA	20,810	344,406
Lottomatica Group SpA	17,312	509,663
		854,069
Japan — 14.2%
77 Bank Ltd.	33,800	840,417
Asahi Intecc Co. Ltd.	24,600	580,532
Asics Corp.	10,800	302,864
BayCurrent, Inc.(2)	8,000	410,530

Casio Computer Co. Ltd.	36,400	570,380
JTEKT Corp.	28,800	385,004
Kokusai Electric Corp.	10,900	593,232
Kurita Water Industries Ltd.	12,000	602,774
Kyoto Financial Group, Inc.	23,900	743,056
Mebuki Financial Group, Inc.(2)	80,900	859,588
Meiko Electronics Co. Ltd.	2,400	295,269
Morinaga Milk Industry Co. Ltd.	62,400	446,976
Nabtesco Corp.	21,900	626,556
Nextage Co. Ltd.	26,800	565,441
Sojitz Corp.(2)	14,700	513,046
Tsuruha Holdings, Inc.(2)	19,300	279,040
		8,614,705
Netherlands — 1.3%
Constellium SE(1)	9,418	248,918
SBM Offshore NV	12,939	529,316
		778,234
Norway — 2.7%
DOF Group ASA	27,308	389,139
Storebrand ASA	27,253	597,089
Subsea 7 SA	17,860	659,209
		1,645,437
South Korea — 1.1%
D'Alba Global Co. Ltd.	1,966	315,411
ISC Co. Ltd.	3,104	382,328
		697,739
Spain — 0.8%
Grenergy Renovables SA(1)	1,411	145,237
Tecnicas Reunidas SA(1)	11,001	336,872
		482,109
Sweden — 1.0%
Millicom International Cellular SA	6,430	602,877
Switzerland — 0.5%
Tecan Group AG	1,297	316,697
Taiwan — 3.1%
Bizlink Holding, Inc.	8,000	546,570
King Yuan Electronics Co. Ltd.	45,650	369,448
Silergy Corp.	47,000	610,804
Taiwan Union Technology Corp.	8,000	361,451
		1,888,273
United Kingdom — 1.9%
Greencore Group PLC	84,556	304,639
SigmaRoc PLC(1)	174,929	295,819
Tritax Big Box REIT PLC	65,855	138,932
Watches of Switzerland Group PLC(1)	41,972	402,431
		1,141,821
United States — 50.8%
Agilysys, Inc.(1)	2,837	330,255
Alliance Laundry Holdings, Inc.(1)(2)	13,116	300,488
American Healthcare REIT, Inc.	16,751	924,823
Argan, Inc.	568	241,394
Astronics Corp.(1)	6,225	458,595
ATI, Inc.(1)	4,766	973,217
Bancorp, Inc.(1)	7,702	500,630
BJ's Wholesale Club Holdings, Inc.(1)	3,310	300,051

Box, Inc., Class A(1)	10,502	375,762
Braze, Inc., Class A(1)	13,413	456,579
BrightSpring Health Services, Inc.(1)	5,165	301,636
Carpenter Technology Corp.	906	431,637
Casella Waste Systems, Inc., Class A(1)	4,299	396,583
CECO Environmental Corp.(1)	9,485	675,332
Chefs' Warehouse, Inc.(1)	4,325	486,433
Cognex Corp.	9,675	589,788
Columbia Financial, Inc.	53,558	622,344
Core Scientific, Inc.(1)	11,391	185,673
Dave, Inc.(1)	949	341,184
D-Wave Quantum, Inc.(1)(2)	4,323	74,356
Encompass Health Corp.	2,738	329,135
Envista Holdings Corp.(1)	17,197	466,727
ESCO Technologies, Inc.	1,024	279,583
Esquire Financial Holdings, Inc.	1,364	152,386
ExlService Holdings, Inc.(1)	8,368	318,653
Fervo Energy Co., Class A(1)	10,898	167,611
First Advantage Corp.(1)	25,672	539,625
Five Below, Inc.(1)	1,863	459,863
Flowserve Corp.	4,283	338,742
Forgent Power Solutions, Inc.(1)	8,756	267,408
Guardant Health, Inc.(1)	2,359	375,128
Guidewire Software, Inc.(1)	2,284	467,649
Hamilton Lane, Inc., Class A	4,785	520,704
Healthcare Services Group, Inc.(1)	19,891	437,403
HealthEquity, Inc.(1)	1,653	159,581
Hexcel Corp.	5,033	466,408
Impinj, Inc.(1)	1,492	260,085
Janus Living, Inc., Class A-1	20,470	608,982
Kinsale Capital Group, Inc.	1,095	409,420
Lattice Semiconductor Corp.(1)	3,341	385,351
Littelfuse, Inc.	1,142	470,710
MACOM Technology Solutions Holdings, Inc.(1)	1,336	352,477
Madrigal Pharmaceuticals, Inc.(1)	565	305,117
Magnite, Inc.(1)	26,224	616,002
Marriott Vacations Worldwide Corp.	5,812	605,959
Materion Corp.	1,456	343,732
Miami International Holdings, Inc.(1)	11,939	511,825
Moderna, Inc.(1)	1,727	242,367
Modine Manufacturing Co.(1)	1,650	294,410
Murphy Oil Corp.	8,986	327,270
Neogen Corp.(1)	26,680	308,421
New York Times Co., Class A	4,878	328,143
Newell Brands, Inc.	50,980	318,625
Newmark Group, Inc., Class A	19,484	296,741
Novanta, Inc.(1)	3,823	558,999
Onto Innovation, Inc.(1)	539	144,026
OSI Systems, Inc.(1)	1,741	361,971
PACS Group, Inc.(1)	9,406	397,968
Plexus Corp.(1)	1,707	408,775
RadNet, Inc.(1)	8,946	678,286
Ralliant Corp.	6,562	405,072
RBC Bearings, Inc.(1)	571	282,222
Regal Rexnord Corp.	1,113	176,355

Rigetti Computing, Inc.(1)(2)	4,685	73,367
Riot Platforms, Inc.(1)(2)	15,836	300,805
Ryan Specialty Holdings, Inc.	6,975	294,206
Saia, Inc.(1)	836	296,889
Schrodinger, Inc.(1)	7,718	150,501
Sensient Technologies Corp.	4,495	606,555
SiTime Corp.(1)	648	366,392
Southstate Bank Corp.	2,908	305,020
Spectrum Brands Holdings, Inc.	4,996	431,205
Stevanato Group SpA	14,372	307,992
StoneX Group, Inc.(1)	7,918	542,225
Terreno Realty Corp.	6,413	424,605
Toll Brothers, Inc.	2,364	339,116
UroGen Pharma Ltd.(1)	7,171	308,998
Wayfair, Inc., Class A(1)	4,164	413,360
Wintrust Financial Corp.	4,127	620,536
		30,894,449
TOTAL COMMON STOCKS (Cost $48,200,487)		59,968,088
EXCHANGE-TRADED FUNDS — 0.0%
Schwab International Small-Cap Equity ETF(2)	88	4,516
Schwab U.S. Small-Cap ETF	176	6,012
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,415)		10,528
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $1,276,451)	1,276,451	1,276,451
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $49,482,353)		61,255,067
OTHER ASSETS AND LIABILITIES — (0.7)%		(433,054)
TOTAL NET ASSETS — 100.0%		$60,822,013

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.1%
Financials	17.6%
Information Technology	15.6%
Consumer Discretionary	10.7%
Health Care	9.8%
Materials	6.5%
Energy	5.4%
Real Estate	4.4%
Consumer Staples	4.2%
Communication Services	2.8%
Utilities	0.5%
Exchange-Traded Funds	0.0%
Short-Term Investments	2.1%
Other Assets and Liabilities	(0.7)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,087,514. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,234,157, which includes securities collateral of $1,957,706.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$1,098,756	—
Belgium	—	622,743	—
Brazil	—	281,710	—
Canada	$394,063	4,171,303	—
Denmark	—	1,380,421	—
France	—	725,005	—
Germany	—	2,462,460	—
India	—	622,518	—
Italy	—	854,069	—
Japan	—	8,614,705	—
Netherlands	248,918	529,316	—
Norway	—	1,645,437	—
South Korea	—	697,739	—
Spain	—	482,109	—
Switzerland	—	316,697	—
Taiwan	—	1,888,273	—
United Kingdom	—	1,141,821	—
Other Countries	31,790,025	—	—
Exchange-Traded Funds	10,528	—	—
Short-Term Investments	1,276,451	—	—
	$33,719,985	$27,535,082	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.